Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues
Schedule of composition of revenues

	Year ended December 31,
	2022		2021		2020
Aeronautical services:
Domestic TUA	Ps.	4,791,166	Ps.	3,422,714	Ps.	1,857,551
International TUA		1,375,479		1,169,292		542,933
Landing charges		269,796		206,114		147,387
Platform for embarking and disembarking		185,785		134,436		90,257
Aircraft parking charges on extended stay or overnight		42,922		36,539		31,905
Domestic and international passenger and carry-on baggage check		63,682		52,998		29,688
Aerocars and jetways		28,168		22,395		19,920
Other airport services, leases and regulated access rights(2)		298,545		233,240		222,917
Total revenues from aeronautical services	Ps.	7,055,543	Ps.	5,277,728	Ps.	2,942,558

	Year ended December 31,
	2022		2021		2020
Non-aeronautical services:
Commercial activities
Car parking charges	Ps.	340,095	Ps.	217,728	Ps.	126,818
Advertising(1)		73,579		70,338		59,695
Retail operations(1)		124,726		86,128		64,486
Food and beverage(1)		176,844		120,148		87,499
Car rental operators(1)		205,019		142,651		111,037
Time share developers(1)		16,960		13,557		12,683
Financial services(1)		13,013		8,355		7,853
Communication and services(1)		16,350		18,137		17,800
Services to passenger		5,232		3,561		3,281
VIP lounges		80,933		49,381		36,538
Other services		59,152		49,593		44,300
Total revenue from commercial activities		1,111,903		779,577		571,990

Diversification activities:
Hotel services		325,495		221,728		141,890
OMA Carga		329,793		257,210		183,382
Real estate services		26,364		19,721		16,499
Industrial services		73,760		63,737		51,272
Other services		10,858		6,889		7,547
Total diversification activities		766,270		569,285		400,590

Complementary activities:
Leasing of space(1)		118,851		122,639		85,729
Access rights		24,892		21,316		15,819
Checked baggage inspection		198,336		150,238		86,491
Other services		9,550		10,324		10,420
Total of complimentary activities		351,629		304,517		198,459
Total revenue from non-aeronautical services	Ps.	2,229,802	Ps.	1,653,379	Ps.	1,171,039
(1)

Revenues from commercial activities and ancillary services are generated primarily from operating leases entered into by the Company. The leases are based on a monthly rent (which generally increases annually based on the NCPI) and/or the higher of a guaranteed minimum monthly rent and a percentage of the lessee’s monthly income. The monthly rent and minimum guaranteed monthly rent are included in the caption “Commercial activities” in the table above and in supplemental income.